Annual Total Returns - Franklin Small-Mid Cap Growth VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Small-Mid Cap Growth VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	27.49%
Annual Return 2011	(4.96%)
Annual Return 2012	10.79%
Annual Return 2013	37.99%
Annual Return 2014	7.39%
Annual Return 2015	(2.77%)
Annual Return 2016	4.04%
Annual Return 2017	21.30%
Annual Return 2018	(5.46%)
Annual Return 2019	31.26%